Condensed Statement of Cash Flows (Unaudited) - USD ($)	3 Months Ended	6 Months Ended
	Dec. 31, 2019	Jun. 30, 2020
Cash Flows from Operating Activities:
Net income	$ 22,272	$ 1,055,583
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(137,528)	(1,824,647)
Unrealized loss on marketable securities held in Trust Account	12,966	(2,280)
Changes in operating assets and liabilities:
Prepaid expenses	(258,404)	45,694
Accrued expenses	83,405	149,658
Deferred tax provision	(2,723)	3,202
Income taxes payable	8,756	266,618
Net cash used in operating activities	(271,256)	(306,172)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(250,000,000)
Net cash used in investing activities	(250,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000
Proceeds from sale of Units, net of underwriting discounts paid	245,000,000
Proceeds from sale of Placement Units	7,000,000
Proceeds from promissory note – related party	273,436
Repayment of promissory note – related party	(273,436)
Payment of offering costs	(604,733)
Net cash provided by financing activities	251,420,267
Net Change in Cash	1,149,011	(306,172)
Cash – Beginning September 19, 2019 (inception)		1,149,011
Cash – End of period	1,149,011	842,839
Supplementary cash flow information:
Cash paid for income taxes		10,935
Non-Cash investing and financing activities:
Initial classification of common stock subject to possible redemption	237,669,710
Change in value of common stock subject to possible redemption	22,824	$ 1,055,579
Deferred underwriting fee payable	$ 8,750,000